WARRANT LIABILITIES - Quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants (Details)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 18, 2021
Volatility
WARRANT LIABILITIES
Measurement inputs of the warrants	31.54	28.63	32.94	31.26
Stock price
WARRANT LIABILITIES
Measurement inputs of the warrants	1.98	3.61	7.85	126.34
Expected life of the warrants to convert
WARRANT LIABILITIES
Measurement inputs of the warrants	2.22	2.72	3.22	5.50
Risk free rate
WARRANT LIABILITIES
Measurement inputs of the warrants	4.71	4.20	4.43	1.09
Dividend yield
WARRANT LIABILITIES
Measurement inputs of the warrants	0.0	0.0	0.0	0.0